SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Accounting Policy [Line Items]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP").

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with GAAP, under the guidance issued by the Financial Accounting Standards Board ("FASB"), require the Plan administrators to make estimates and assumptions that affect the reported amounts of net assets and changes therein. Actual results could differ from those estimates.
NOTE B—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Valuation of Investments

The purchases and sales of securities are recorded on a trade-date basis.

The Plan offers a choice of various mutual funds, including (i) money market and bond funds which invest primarily in securities issued or guaranteed by the U.S. Treasury and certain U.S. Government agencies and municipalities that provide income that is generally not subject to state income tax, (ii) fixed-income mutual funds which invest in a diversified group of high-quality, fixed income investments, and (iii) equity funds which invest in common stocks and consist of several individual investment options for various levels of risk tolerance.

Investments in mutual funds are recorded at the fair value of the underlying investments. The Plan also offers an investment in the sponsor’s common stock. The Plan’s investments are stated at fair value, except for a fully benefit-responsive guaranteed investment contract which is reported at contract value. Fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Contract value is the amount Plan participants would receive if they were to initiate permitted transactions under the terms of the Plan.

The Plan offers an investment in a general account fund managed by Empower. This contract meets the fully benefit-responsive investment contract criteria and therefore is reported at contract value. Contract value is the relevant measure for fully benefit-responsive investment contracts because this is the amount received by participants if they were to initiate permitted transactions under the terms of the Plan. The trustee maintains the contributions in a general account, which is credited with earnings on the underlying investments and charged for participant withdrawals and administrative expenses. The contract is included in the financial statements at contract value as reported to the Plan by Empower. Contract value is equal to contributions received plus interest credited, less payments, withdrawals, or transfers. The interest rate credited on the general account fund varies based on a formula determined by Empower, but will not be less than a guaranteed floor interest rate determined annually. The interest rate credited for the years ended December 31, 2025 and 2024 was 2.45% and 2.41%, respectively. Participants may ordinarily direct the withdrawal or transfer of all or a portion of their investment at contract value. Plan management believes that the occurrence of events that would cause the plan to transact at less than contract value is not probable. Empower may not terminate the contract at any amount less than contract value.

Certain events might limit the ability of the Plan to transact at contract value with the contract issuer, such as Plan termination, merger, or bankruptcy of the plan sponsor.

Investment Income

Dividend and interest income is recorded as earned. Globe Life dividends are earned on the ex-dividend date. Realized gains and losses from sales of investments are calculated on the average cost basis. Net appreciation (depreciation) in fair value of investments includes the Plan's gains and losses on investments bought and sold, as well as held, during the year.
NOTE B—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Risks and Uncertainties

The Plan utilizes various investment instruments. Investment securities, in general, are exposed to various risks, such as interest rate, credit, and overall market volatility. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and those changes could materially affect participants' account balances and the amounts reported in the financial statements.

Market conditions could result in an unusually high degree of volatility and increase the risks and may affect the short term liquidity associated with certain investments held by the Plan, which could impact the value of investments after the date of these financial statements. Because the values of individual investments fluctuate with market conditions, the amount of gains or losses that will be recognized in subsequent periods, if any, cannot be determined.

Concentrations of Investments

Included in investments at December 31, 2025 and 2024, are shares of the Plan sponsor’s common stock of $42,138,558 and $37,896,847, respectively. This investment represents 14.6% and 13.5% of total investments at December 31, 2025 and 2024, respectively.

A significant decline in the market value of the sponsor’s stock would significantly affect the net assets available for benefits.

Contributions

Employee contributions are recorded when withheld and employer contributions are recorded when paid.

Excess Contributions Payable

The Plan is required to return contributions received during the Plan year in excess of the IRC limits. There were no excess contributions due to participants as of December 31, 2025 or 2024.

Notes Receivable from Participants

Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on the accrual basis. If a participant ceases to make loan repayments and the plan administrator deems the loan to be in default, the loan balance is reduced and a benefit payment recorded. Delinquent participant loans are reclassified as distributions based upon the terms of the Plan document.

Benefit Payment Provisions

Benefits are recorded when paid. Participants are charged a variety of fees for processing a loan, distribution, or withdrawal (non-emergency, in-service; age 59 ½; or hardship). These fees are deducted from the proceeds paid to the participant and are reflected in the financial statements in “Benefits paid to participants.”

Administrative Expenses

Some of the administrative expenses of the Plan are paid by Globe Life and its affiliates. Quarterly maintenance and transactional fees are deducted from participants' accounts. The Plan has no obligation to reimburse the administrative expenses paid on its behalf.
NOTE B—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Federal Income Taxes

Effective September 17, 2021, Globe Life adopted the amended and restated Great West Trust Company Defined Contribution Pre-Approved Plan. Effective December 16, 2024, Globe Life adopted the Fidelity Basic Plan Document No. 17. The IRS has issued opinion letters stating that the Great West Trust Company Defined Contribution Pre-Approved Plan and the Fidelity Basic Plan Document No. 17 are acceptable under Section 401(a) of the IRC for use by employers for the benefit of their employees dated November 14, 2022 and June 30, 2020, respectively. Globe Life is relying on the opinion letter (in accordance with Announcement 2017-41) that the Plan meets the qualification requirements of the IRC. Therefore, no provision for income taxes has been included in the Plan's financial statements.